Intangible Assets, net	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net	Intangible Assets, net
Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Software	223,381	227,081	28,928
Internally developed software	70,655,285	72,489,883	9,234,498
Less: accumulated amortization	(52,091,503)	(55,147,403)	(7,025,236)
Intangible assets, net	18,787,163	17,569,561	2,238,190
Amortization expense of intangible assets totalled HK$2,464,762 and HK$3,055,900 (US$389,292) for the six months ended June 30, 2024 and 2025, respectively. No impairment charge was recognized for any of the periods presented.
Amortization expense expected for the next five years is as follows:

Year ending December 31,	HK$	US$
2025 (remaining)	3,434,585	437,533
2026	5,713,679	727,867
2027	5,221,544	665,173
2028	1,990,795	253,608
2029	1,208,958	154,009
Total	17,569,561	2,238,190